Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended
		Sep. 19, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MarketVector Global Gold Miners Index (reflects no deduction for fees, expenses or taxes, except withholding taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MarketVector Global Gold Miners Index(reflects no deduction for fees, expenses or taxes, except withholding taxes)
NYSE Arca Gold Miners Index (reflects no deduction for fees, expenses or taxes, except withholding taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		NYSE Arca Gold Miners Index(reflects no deduction for fees, expenses or taxes, except withholding taxes)
Average Annual Return, Percent			10.64%	4.62%	7.69%
MSCI ACWI Index (reflects no deduction for fees, expenses or taxes, except withholding taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI ACWI Index (reflects no deduction for fees, expenses or taxes, except withholding taxes)
Average Annual Return, Percent			17.49%	10.06%	9.23%
VanEck Gold Miners ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[1]	VanEck Gold Miners ETF*(return before taxes)
Average Annual Return, Percent	[1]		10.17%	4.29%	7.31%
VanEck Gold Miners ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[1]	VanEck Gold Miners ETF*(return after taxes on distributions)
Average Annual Return, Percent	[1]		9.65%	4.02%	7.10%
VanEck Gold Miners ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[1]	VanEck Gold Miners ETF*(return after taxes on distributions and sale of Fund Shares)
Average Annual Return, Percent	[1]		6.02%	3.37%	5.94%

[1]	Prior to September 19, 2025, the Fund sought to replicate, as closely as possible, before fees and expenses, the price and yield performance of the Prior Index. Therefore, performance information prior to market close on September 19, 2025 reflects the performance of the Fund seeking to replicate the Prior Index.